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                                                       Deutsche Asset Management

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                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001
                                                                   Premier Class

US Bond Index Fund


                                                               [GRAPHIC OMITTED]
                                                             A Member of the
                                                             Deutsche Bank Group

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................  3
              PERFORMANCE COMPARISON .....................................  6

              US BOND INDEX FUND--PREMIER CLASS
                 Statement of Assets and Liabilities .....................  7
                 Statement of Operations .................................  8
                 Statements of Changes in Net Assets .....................  9
                 Financial Highlights .................................... 10
                 Notes to Financial Statements ........................... 11

              US BOND INDEX PORTFOLIO
                 Schedule of Portfolio Investments ....................... 13
                 Statement of Assets and Liabilities ..................... 22
                 Statement of Operations ................................. 23
                 Statements of Changes in Net Assets ..................... 24
                 Financial Highlights .................................... 25
                 Notes to Financial Statements ........................... 26



        ---------------------------------------------------------------
 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
        ---------------------------------------------------------------


--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for US Bond Index Fund--Premier Class (the 'Fund'), providing a detailed review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Continuing their strong overall performance of 2000, the US bond markets generally recorded solid absolute returns during the semi-annual period, although most of the gains were earned during the first quarter of the year. The Lehman Brothers Aggregate Bond Index produced a positive 3.62% return for the six months ended June 30, 2001. This outperformance of 0.86% represents the second best mid-year relative performance versus comparable duration US Treasuries since the first half of 1991. For the period, yields on two-year Treasury notes declined 0.85% to 4.24%, and five-year Treasury yields fell 0.03% to 4.95%. At the longer end of the yield curve, yields rose slightly, with ten-year Treasury yields rising 0.30% to 5.41% and 30-year Treasury bond yields increasing 0.30% to 5.76%. In contrast to 2000, the 'spread sectors' of the US bond markets, ie, asset-backed, mortgage and corporate securities, outperformed the US Treasury total return of 1.95%, as measured by the Lehman Brothers US Treasury Index,1 for the semi-annual period.

Federal Reserve Board policy continued to hold center stage throughout the semi-annual period.

o Quickly undoing its 1999-2000 tightening campaign, the Federal Reserve Board eagerly began easing monetary policy early in 2001.

o On January 3, the Federal Reserve Board lowered the targeted federal funds rate by 0.50% to 6.0%. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers
     (NAPM) report, which indicated weakness not seen since the recession of 1991.

o At the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50% each time. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.

o In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.

o On June 27, the Federal Reserve Board cut interest rates again, but this time by 0.25%. The Federal Reserve Board appears to be slowing down the easing, aware that there is a lot of stimulus already in the pipeline. By the end of June, the federal funds rate had fallen from a high of 6.50% to 3.75%.

o Six interest rate cuts totaling 2.75% in six months qualifies as the most concentrated effort to rejuvenate the US economy in the central bank's history.

In response to an aggressive Federal Reserve Board and with hopes for an eventual economic recovery, the US Treasury yield curve steepened dramatically during the semi-annual period.

o The 2 to 30 year Treasury yield curve steepened by 1.15% during the semi-annual period, finishing the six months on June 30 with a positive 1.52% slope. This compares to a significant inversion of 1.54% in the Treasury yield curve only twelve months earlier.

o The rally at the short-term end of the Treasury yield curve versus the slight increase in yields at the longer end was typical of the environment during a market cycle change. The first half of 2001 was marked by alternating swings between optimism for a swift economic recovery and pessimism that the global economy might stay mired in a longer economic downturn.

     --Optimists pointed to the Federal Reserve Board's massive easing campaign as the necessary monetary accommodation for economic recovery.

     --Pessimists found sufficient justification for anxiety rooted in the rapid descent of corporate profitability and the evident overcapacity in many Technology sectors.

Overall, on a duration-adjusted basis, US Treasuries underperformed the other fixed income sectors in the Lehman Brothers Aggregate Bond Index for the semi-annual period.

o Fueled by the Federal Reserve Board's easing campaign, US investment grade corporate bonds produced a nominal return of 5.38% for the six

--------------------------------------------------------------------------------
1 Lehman Brothers US Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
 ASSET ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
Government Securities             27%
Mortgages                         31%
Non-Convertible Corporate Debt    26%
Cash & Short-Term Instruments     15%
Asset-Backed Securities            1%
--------------------------------------------------------------------------------


months, the highest of all sector components in the Lehman Brothers Aggregate Bond Index. Outperforming US Treasuries by 2.82%, this strong performance was in sharp contrast to the sector's dismal performance in 2000. In fact, with only six months elapsed, US investment grade credits have already surpassed their previous annual record of outperformance versus US Treasuries set in 1991.

o Asset-backed securities returned 4.41% nominally for the six months, outperforming US Treasuries by 0.86% on a relative basis.

o The mortgage-backed sector returned 3.78% nominally for the semi-annual period, outperforming US Treasuries by 0.28% on a relative basis.

The Fund's benchmark, the Lehman Brothers Aggregate Bond Index, is a broad market-weighted index, which encompasses US Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage- backed securities, with maturities greater than one year.

MANAGER OUTLOOK
As the second half of 2001 begins, it appears that the US may be experiencing an economic bottoming and the initial stage of recovery from the first global economic downturn of the 21st century. Consumer spending is still reasonably firm. Housing remains resilient. Many firms have made progress in paring inventories. Still, in our view, capital spending, especially for technology, will likely be restrained for several quarters to come. Softening labor markets and falling corporate profits could further erode aggregate demand. And if energy costs do not decline more significantly than they began to do in June, then purchasing power could weaken further as well. Taking all this into account, most economists are pointing to a global economic recovery in 2002, though one unlikely to rebound to the growth rates seen in the late 1990s.


INVESTMENT REVIEW

--------------------------------------------------------------------------------------------------------------------
                                                                          CUMULATIVE               AVERAGE ANNUAL
                                                                       TOTAL RETURNS                TOTAL RETURNS
   Periods Ended                               6 Months   1 Year   3 Years     Since   1 Year   3 Years     Since
   June 30, 2001                                                           Inception                    Inception
--------------------------------------------------------------------------------------------------------------------
 US Bond Index Fund--Premier Class 1
   (inception 6/30/97)                            3.30%   10.96%    19.21%   32.00%     10.96%     6.03%    7.19%
--------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate
   Bond Index 2                                   3.62%   11.23%    19.97%   32.61% 4   11.23%     6.26%    7.31% 4
--------------------------------------------------------------------------------------------------------------------
 Lipper Corporate Debt BBB-Rated
   Funds Average 3                                3.73%    9.61%    12.86%   24.75% 4    9.61%     4.08%    5.65% 4

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the Lehman Brothers Aggregate Bond Index closely enough to track its performance.
2 Lehman Brothers Aggregate Bond Index is unmanaged and represents US domestic taxable investment-grade bonds including US Treasuries, agencies, corporate, mortgage-backed and asset-backed securities with an average maturity and duration in the intermediate range. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4    Since Inception benchmark returns are for the periods beginning June 30,
     1997.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


With the Federal Reserve Board's June interest rate cut of only 0.25% and the lagged impact of its previous five cuts building, many economists also anticipate that the end of the easing campaign is near. However, we believe that the Federal Reserve Board may ultimately ease slightly more in this cycle than what is currently discounted in the market before moving to the sidelines. We also believe that if further economic weakness develops, the Federal Reserve Board will not hesitate to ease more, confident that resources will eventually become less strained and eliminate lingering inflation pressures.

Whatever scenario evolves, we believe the outlook for the 'spread sectors' is positive for the near term. In our view, now that the US Treasury yield curve has reverted to a more conventional slope, the asset-backed, mortgage and corporate sectors should continue to perform well during the second half of 2001.

As an index fund, we seek to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index. Thus, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad US bond market.

We appreciate your support of US Bond Index Fund--Premier Class and look forward to continuing to serve your investment needs for many years ahead.





/S/ LOUIS R. D'ARIENZO
Louis R. D'Arienzo
Director of Global Indexing
US BOND INDEX PORTFOLIO
June 30, 2001

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON1

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

US Bond Index Fund--Premier Class, Lehman Brothers Aggregate Bond Index and Lipper Corporate Debt BBB-Rated Funds Average
Growth of a $5,000,000 Investment (since June 30, 1997)2

                      US Bond Index Fund --           Lehman Brothers           Lipper Corporate Debt
                          Premier Class             Aggregate Bond Index       BBB-Rated Funds Average
------------------------------------------------------------------------------------------------------
6/30/97                    $5,000,000                   $5,000,000                   $5,000,000
7/31/97                     5,141,000                    5,135,000                    5,171,935
8/31/97                     5,092,500                    5,091,353                    5,104,310
9/30/97                     5,169,000                    5,166,195                    5,194,175
10/31/97                    5,247,000                    5,241,105                    5,243,715
11/30/97                    5,268,000                    5,265,214                    5,272,630
12/31/97                    5,316,000                    5,318,393                    5,323,425
1/31/98                     5,395,500                    5,386,468                    5,390,705
2/28/98                     5,385,500                    5,382,159                    5,389,260
3/31/98                     5,403,500                    5,400,459                    5,417,030
4/30/98                     5,441,000                    5,428,541                    5,439,115
5/31/98                     5,494,000                    5,480,112                    5,486,540
6/30/98                     5,536,000                    5,526,693                    5,524,360
7/31/98                     5,547,500                    5,538,299                    5,521,915
8/31/98                     5,639,000                    5,628,573                    5,491,210
9/30/98                     5,778,500                    5,760,282                    5,602,755
10/31/98                    5,746,500                    5,729,752                    5,535,730
11/30/98                    5,767,500                    5,762,412                    5,630,855
12/31/98                    5,794,000                    5,779,699                    5,643,275
1/31/99                     5,837,000                    5,820,735                    5,691,610
2/28/99                     5,722,500                    5,718,872                    5,568,915
3/31/99                     5,755,000                    5,750,326                    5,622,820
4/30/99                     5,770,500                    5,768,727                    5,658,200
5/31/99                     5,713,500                    5,717,962                    5,585,330
6/30/99                     5,689,500                    5,699,665                    5,551,530
7/31/99                     5,665,500                    5,675,156                    5,524,725
8/31/99                     5,664,500                    5,672,319                    5,503,025
9/30/99                     5,732,000                    5,738,118                    5,550,465
10/31/99                    5,748,500                    5,759,349                    5,555,155
11/30/99                    5,747,500                    5,758,773                    5,569,015
12/31/99                    5,719,000                    5,731,131                    5,555,355
1/31/00                     5,696,000                    5,712,218                    5,538,345
2/29/00                     5,765,500                    5,781,336                    5,603,480
3/31/00                     5,849,500                    5,857,649                    5,661,830
4/30/00                     5,831,500                    5,840,662                    5,592,955
5/31/00                     5,827,000                    5,837,742                    5,547,475
6/30/00                     5,948,000                    5,959,167                    5,681,955
7/31/00                     5,998,000                    6,013,395                    5,735,155
8/31/00                     6,085,500                    6,100,590                    5,817,145
9/30/00                     6,123,500                    6,139,023                    5,834,290
10/31/00                    6,168,500                    6,179,541                    5,824,275
11/30/00                    6,269,000                    6,280,885                    5,882,475
12/31/00                    6,389,000                    6,399,000                    5,990,000
1/31/01                     6,485,000                    6,504,000                    6,125,000
2/28/01                     6,540,000                    6,560,500                    6,206,000
3/31/01                     6,573,000                    6,593,500                    6,193,500
4/30/01                     6,541,500                    6,566,000                    6,158,500
5/31/01                     6,574,500                    6,605,500                    6,229,000
6/30/01                     6,600,000                    6,630,500                    6,237,500

------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                           1 Year     3 Years      Since
   June 30, 2001                                               6/30/97 2
 -----------------------------------------------------------------------
 US Bond Index Fund--Premier Class         10.96%       6.03%      7.19%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2    The Fund's inception date.
3 Lehman Brothers Aggregate Bond Index is unmanaged and represents US domestic taxable investment-grade bonds including US Treasuries, agencies, corporate, mortgage-backed and asset-backed securities with an average maturity and duration in the intermediate range.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. Benchmark returns are for the period beginning June 30, 1997.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                               JUNE 30, 2001
----------------------------------------------------------------------------
ASSETS
   Investment in US Bond Index Portfolio, at value ..........   $110,777,889
   Receivable for capital shares sold .......................      2,097,967
   Prepaid expenses and other ...............................         27,440
   Due from administrator ...................................          2,833
                                                                ------------
Total assets ................................................    112,906,129
                                                                ------------
LIABILITIES
   Payable for capital shares redeemed ......................        257,109
   Accrued expenses and other ...............................         38,521
   Dividend payable .........................................         28,960
                                                                ------------
Total liabilities ...........................................        324,590
                                                                ------------
NET ASSETS ..................................................   $112,581,539
                                                                ============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................   $110,498,752
   Undistributed net investment income ......................         28,128
   Accumulated net realized gain from investment transactions        529,693
   Net unrealized appreciation on investments ...............      1,524,966
                                                                ------------
NET ASSETS ..................................................   $112,581,539
                                                                ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ...................     10,958,137
                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...............   $      10.27
                                                                ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                          FOR THE SIX MONTHS ENDED
                                                                     JUNE 30, 2001
----------------------------------------------------------------------------------
INVESTMENT INCOME
   Income allocated from US Bond Index Portfolio, net ..............   $ 3,366,003
                                                                       -----------
EXPENSES
   Administration and services fees ................................       111,789
   Professional fees ...............................................        21,577
   Registration fees ...............................................        20,017
   Printing and shareholder reports ................................         8,347
   Trustees fees ...................................................         4,950
   Miscellaneous ...................................................           837
                                                                       -----------
Total expenses .....................................................       167,517
Less: fee waivers and/or expense reimbursements ....................      (139,335)
                                                                       -----------
Net expenses .......................................................        28,182
                                                                       -----------
NET INVESTMENT INCOME ..............................................     3,337,821
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from investment transactions ..................       484,321
   Net change in unrealized appreciation/depreciation on investments       (29,405)
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................       454,916
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 3,792,737
                                                                       ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX                FOR THE
                                                           MONTHS ENDED             YEAR ENDED
                                                        JUNE 30, 2001 1      DECEMBER 31, 2000
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..............................   $   3,337,821          $   6,532,577
   Net realized gain from investment transactions .....         484,321              1,231,134
   Net change in unrealized appreciation/depreciation
     on investments ...................................         (29,405)             4,047,881
                                                          -------------          -------------
Net increase in net assets from operations ............       3,792,737             11,811,592
                                                          -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..............................      (3,337,821)            (6,532,596)
                                                          -------------          -------------
Total distributions ...................................      (3,337,821)            (6,532,596)
                                                          -------------          -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ......................      15,053,055             47,492,130
   Dividend reinvestments .............................       3,846,999              6,187,989
   Cost of shares redeemed ............................     (23,234,599)           (35,155,294)
                                                          -------------          -------------
Net increase (decrease) in net assets
   from capital share transactions ....................      (4,334,545)            18,524,825
                                                          -------------          -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............      (3,879,629)            23,803,821
NET ASSETS
   Beginning of period ................................     116,461,168             92,657,347
                                                          -------------          -------------
   End of period (includes undistributed net investment
     income of $28,128 and $28,128, respectively) .....   $ 112,581,539          $ 116,461,168
                                                          =============          =============

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
                                                                                                     FOR THE PERIOD
                                               FOR THE SIX                                          JUNE 30, 1997 2
                                              MONTHS ENDED                            FOR THE YEARS         THROUGH
                                                  JUNE 30,                       ENDED DECEMBER 31,    DECEMBER 31,
                                                    2001 1           2000        1999          1998            1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ............ $  10.24       $   9.76     $ 10.47       $ 10.29          $10.00
                                                  --------       --------     -------       -------          ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ........................     0.31           0.62        0.57          0.59            0.33
   Net realized and unrealized gain (loss)
     on investment transactions .................     0.03           0.48       (0.70)         0.29            0.32
                                                  --------       --------     -------       -------          ------
Total from investment operations ................     0.34           1.10       (0.13)         0.88            0.65
                                                  --------       --------     -------       -------          ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................    (0.31)         (0.62)      (0.58)        (0.61)          (0.32)
   Net realized gain from investment
     transactions ...............................       --             --          --         (0.09)          (0.04)
                                                  --------       --------     -------       -------          ------
Total distributions .............................    (0.31)         (0.62)      (0.58)        (0.70)          (0.36)
                                                  --------       --------     -------       -------          ------
NET ASSET VALUE, END OF PERIOD .................. $  10.27       $  10.24      $ 9.76        $10.47          $10.29
                                                  ========       ========     =======       =======          ======
TOTAL INVESTMENT RETURN .........................     3.30%         11.72%      (1.30)%        8.78%           6.52%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............................. $112,582       $116,461     $92,657       $39,790          $8,119
   Ratios to average net assets:
     Net investment income ......................     6.01% 3        6.33%       5.79%         5.70%           6.32% 3
     Expenses after waivers and/or
        reimbursements, including
        expenses of the
        US Bond Index Portfolio .................     0.15% 3        0.15%       0.15%         0.15%           0.15% 3
     Expenses before waivers and/or
        reimbursements, including
        expenses of the
        US Bond Index Portfolio .................     0.58% 3        0.57%       0.56%         0.90%           0.86% 3
----------------------------------------------------------------------------------------------------------------------

1    Unaudited.
2    Commencement of operations.
3    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. US Bond Index Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on June 30, 1997.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the US Bond Index Portfolio (the 'Portfolio'). The Portfolio, a series of BT Investment Portfolios, is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was approximately 93% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
During the period, the Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

The advisor and the administrator have contractually agreed to waive their fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.15% of the average daily net assets of the Fund, including expenses of the Portfolio.

NOTE 3--CAPITAL SHARE TRANSACTIONS
At June 30, 2001, there were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:


               For the Six Months Ended            For the Year Ended
                        June 30, 2001 1             December 31, 2000
             --------------------------    --------------------------
                 Shares          Amount        Shares          Amount
             ----------    ------------    ----------    ------------
Sold          1,460,076    $ 15,053,055     4,791,436    $ 47,492,130
Reinvested      373,135       3,846,999       624,968       6,187,989
Redeemed     (2,245,467)    (23,234,599)   (3,542,865)    (35,155,294)
             ----------    ------------    ----------    ------------
Net increase
  (decrease)   (412,256)   $ (4,334,545)    1,873,539    $(18,524,825
             ==========    ============    ==========    ============

--------------------------------------------------------------------------------
1    Unaudited.

NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of the shareholders could have a material impact on the Fund.

At June 30, 2001, there was one shareholder who held 10% of the outstanding shares of the US Bond Index Fund.


--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             INVESTMENTS IN UNAFFILIATED ISSUERS
             CORPORATE DEBT
             NON-CONVERTIBLE--24.92%
             FINANCIAL--9.40%
             Allstate Corp.,
 $  100,000   7.20%, 12/1/09 ............ $    103,893
             American Express,
     50,000   6.875%, 11/1/05 ...........       52,007
             American General Finance,
    225,000   7.25%, 5/15/05 ............      234,501
             Aristar, Inc.,
    200,000   6.00%, 5/15/02 ............      202,751
             Associates Corp. NA,
    250,000   6.75%, 7/15/01 ............      250,192
             AXA Financial, Inc.,
    100,000   7.75%, 8/1/10 .............      106,478
             Bank of America Corp.:
    200,000   7.125%, 5/12/05 ...........      208,296
    200,000   7.125%, 5/1/06 ............      207,999
     50,000   5.875%, 2/15/09 ...........       47,557
             Bank of New York,
     65,000   7.30%, 12/1/09 ............       67,704
             Bank One Corp.:
    200,000   7.125%, 5/15/07 ...........      206,178
     50,000   7.875%, 8/1/10 ............       53,511
             Bear Stearns Co., Inc.:
    100,000   6.625%, 1/15/04 ...........      101,971
     40,000   6.15%, 3/2/04 .............       40,338
     50,000   6.625%, 10/1/04 ...........       50,957
    400,000   7.08%, 6/15/09 ............      412,046
             Bellsouth Capital Funding,
    200,000   7.75%, 2/15/10 ............      214,137
             Caterpillar Financial
              Services Corp.,
    100,000   5.95%, 5/1/06 .............       99,838
             Chase Manhattan Corp.:
    100,000   6.375%, 4/1/08 ............       98,787
    300,000   7.125%, 6/15/09 ...........      308,275
             Chrysler Financial Co., LLC,
    100,000   6.95%, 3/25/02 ............      101,668
             CIT Group, Inc.:
     50,000   5.625%, 5/17/04 ...........       49,824
     75,000   7.125%, 10/15/04 ..........       77,725
     75,000   6.50%, 2/7/06 .............       76,002
             Citigroup, Inc.:
    150,000   6.75%, 12/1/05 ............      155,041
    200,000   8.625%, 2/1/07 ............      221,630
     50,000   7.25%, 10/1/10 ............       52,011
    150,000   6.50%, 1/18/11 ............      148,883




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             Countrywide Funding Corp.,
 $  500,000   6.875%, 9/15/05 ........... $    515,967
             Donaldson Lufkin Jenrette,
    100,000   7.07%, 12/19/02 ...........      103,073
             EOP Operating LP,
     45,000   7.75%, 11/15/07 ...........       46,869
             First Union Corp.,
    100,000   7.50%, 7/15/06 ............      105,168
             FleetBoston Corp.,
     65,000   7.375%, 12/1/09 ...........       68,065
             FleetBoston Financial Corp.,
    225,000   7.25%, 9/15/05 ............      235,802
             Ford Motor Credit Co.:
    100,000   7.25%, 1/15/03 ............      102,986
    100,000   7.60%, 8/1/05 .............      104,312
     50,000   6.875%, 2/1/06 ............       50,655
    200,000   7.20%, 6/15/07 ............      204,416
    200,000   7.375%, 10/28/09 ..........      202,768
    100,000   7.375%, 2/1/11 ............      100,967
             General Electric Capital Corp.:
    100,000   6.75%, 9/11/03 ............      103,967
     50,000   7.50%, 5/15/05 ............       53,420
    500,000   8.125%, 4/1/08 ............      550,009
     50,000   6.875%, 11/15/10 ..........       51,866
             General Motors Acceptance Corp.:
    250,000   6.85%, 6/17/04 ............      257,213
    200,000   7.50%, 7/15/05 ............      209,117
    100,000   6.75%, 1/15/06 ............      101,545
    225,000   7.25%, 3/2/11 .............      227,613
             Goldman Sachs Group, Inc.:
    100,000   7.625%, 8/17/05 ...........      105,723
     15,000   6.65%, 5/15/09 ............       14,904
     50,000   7.35%, 10/1/09 ............       51,607
     50,000   6.875%, 1/15/11 ...........       49,720
             Hartford Financial Services Group,
     50,000   7.75%, 6/15/05 ............       53,063
             Heller Financial, Inc.:
     30,000   6.00%, 3/19/04 ............       30,227
     75,000   6.375%, 3/15/06 ...........       75,567
             Household Finance Corp.:
     50,000   6.50%, 1/24/06 ............       50,675
     50,000   5.875%, 2/1/09 ............       46,821
    150,000   8.00%, 7/15/10 ............      160,644
     25,000   6.75%, 5/15/11 ............       24,664
             J.P. Morgan & Co., Inc.,
    100,000   6.00%, 1/15/09 ............       96,667
             JP Morgan Chase & Co.,
    100,000   6.75%, 2/1/11 .............      100,139


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             KeyCorp,
 $  100,000   7.50%, 6/15/06 ............ $    104,140
             Lehman Brothers Holdings, Inc.:
     10,000   7.00%, 5/15/03 ............       10,320
    100,000   6.625%, 4/1/04 ............      102,171
     50,000   7.75%, 1/15/05 ............       52,602
     50,000   6.25%, 5/15/06 ............       49,873
     50,000   8.25%, 6/15/07 ............       53,929
     50,000   7.00%, 2/1/08 .............       50,819
    150,000   7.875%, 11/1/09 ...........      157,571
             Lion Connecticut Holdings, Inc.,
     50,000   7.125%, 8/15/06 ...........       51,976
             MBIA, Inc.,
    125,000   9.375%, 2/15/11 ...........      144,788
             Merrill Lynch & Co.,
    300,000   6.64%, 9/19/02 ............      307,193
             Morgan Stanley Dean Witter:
    250,000   7.75%, 6/15/05 ............      266,270
    150,000   6.10%, 4/15/06 ............      149,871
             NationsBank Corp.,
    100,000   6.50%, 3/15/06 ............      101,510
             Nisource Finance Corp.,
     25,000   7.625%, 11/15/05 ..........       26,111
             Norwest Corp.,
    200,000   6.75%, 6/15/07 ............      204,818
             Pemex Project Funding Master
              Trust,
    150,000   9.125%, 10/13/10 ..........      158,812
             Pitney Bowes CRD,
    100,000   8.55%, 9/15/09 ............      109,649
             PNC Funding Corp.,
    300,000   6.875%, 7/15/07 ...........      305,581
             Prologis Trust,
     10,000   7.10%, 4/15/08 ............        9,945
             Sanwa Bank Ltd.,
     10,000   7.40%, 6/15/11 ............        9,644
             Spieker Properties LP,
     10,000   6.80%, 5/1/04 .............       10,143
             St. Paul Cos., Inc.,
     50,000   7.875%, 4/15/05 ...........       53,144
             Unumprovident Corp.,
     25,000   7.625%, 3/1/11 ............       25,643
             US Bancorp,
    110,000   8.125%, 5/15/02 ...........      113,484
             Wells Fargo Bank NA:
    200,000   7.55%, 6/21/10 ............      211,467
     50,000   6.45%, 2/1/11 .............       49,169
             Wells Fargo Co.,
    100,000   7.25%, 8/24/05 ............      105,034
                                          ------------
                                            11,202,096
                                          ------------


  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             INDUSTRIAL--12.93%
             Aetna, Inc.,
 $   25,000   7.375%, 3/1/06 ............ $     24,690
             Ahold Finance USA, Inc.:
     10,000   6.25%, 5/1/09 .............        9,570
     50,000   8.25%, 7/15/10 ............       53,938
             Albertson's, Inc.:
     50,000   7.50%, 2/15/11 ............       50,618
     25,000   7.25%, 5/1/13 .............       24,520
             Alcoa, Inc.:
    100,000   7.25%, 8/1/05 .............      105,380
    100,000   7.375%, 8/1/10 ............      105,419
             AOL Time Warner,
     50,000   6.125%, 4/15/06 ...........       50,021
             Amerada Hess Corp.,
     25,000   7.875%, 10/1/29 ...........       26,422
             American Home Products Corp.,
    100,000   6.25%, 3/15/06 ............      100,256
             Amoco Co.,
    250,000   6.50%, 8/1/07 .............      255,006
             Archer Daniels,
     25,000   6.75%, 12/15/27 ...........       23,504
             AT&T Corp.:
    100,000   6.00%, 3/15/09 ............       93,480
     35,000   6.50%, 3/15/29 ............       29,885
             AT&T Wireless Services, Inc.:
     25,000   7.35%, 3/1/06 .............       25,393
    100,000   7.875%, 3/1/11 ............      100,191
             Campbell Soup Co.,
    250,000   4.75%, 10/1/03 ............      247,362
             Caterpillar Inc.,
     50,000   9.00%, 4/15/06 ............       56,158
             Chesapeake & Potomac Telephone,
    200,000   7.125%, 1/15/02 ...........      203,088
             Chevron Corp.,
    100,000   6.625%, 10/1/04 ...........      104,000
             Clear Channel Communications:
     50,000   7.25%, 9/15/03 ............       51,664
     50,000   7.65%, 9/15/10 ............       51,550
             CMS Panhandle Holding Co.,
     50,000   6.50%, 7/15/09 ............       45,906
             Coastal Corp.,
    155,000   7.75%, 6/15/10 ............      158,549
             Coca-Cola Co.,
     25,000   5.75%, 3/15/11 ............       24,024
             Coca-Cola Enterprises,
    500,000   8.50%, 2/1/22 .............      573,237
             Comcast Cable Communications:
    100,000   6.20%, 11/15/08 ...........       96,475
     60,000   6.875%, 6/15/09 ...........       59,755


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             Compaq Computers,
 $  100,000   7.65%, 8/1/05 ............. $    102,010
             Conagra, Inc.:
     25,000   7.50%, 9/15/05 ............       25,947
    100,000   7.125%, 10/1/26 ...........      102,257
             Corning, Inc.,
    100,000   6.85%, 3/1/29 .............       88,688
             Cox Communications, Inc.:
     10,000   6.15%, 8/1/03 .............       10,069
     50,000   7.875%, 8/15/09 ...........       52,479
             DaimlerChrysler NA Holdings,
    250,000   6.90%, 9/1/04 .............      258,235
             Dayton Hudson Corp.,
    200,000   9.75%, 7/1/02 .............      210,093
             Delphi Auto Systems Corp.:
      5,000   6.125%, 5/1/04 ............        5,005
     50,000   6.55%, 6/15/06 ............       50,057
      5,000   7.125%, 5/1/29 ............        4,587
             Delta Air Lines,
    100,000   10.375%, 12/15/22 .........      106,235
             Duke Capital Corp.,
    150,000   7.50%, 10/1/09 ............      155,652
             Dynegy Holdings, Inc.,
     35,000   6.875%, 4/1/11 ............       34,206
             E.I. duPont de Nemours:
    400,000   8.125%, 3/15/04 ...........      429,378
    150,000   6.875%, 10/15/09 ..........      154,714
             Electronic Data Systems,
     55,000   7.125%, 10/15/09 ..........       56,125
             Federal Express,
     50,000   9.65%, 6/15/12 ............       58,875
             Federated Department Stores,
    300,000   7.45%, 7/15/17 ............      292,568
             Ford Motor Co.:
    200,000   8.875%, 1/15/22 ...........      219,201
    100,000   6.625%, 10/1/28 ...........       86,255
    500,000   7.75%, 6/15/43 ............      482,356
             Gap, Inc.,
    250,000   6.90%, 9/15/07 ............      249,778
             General Motors,
    200,000   8.80%, 3/1/21 .............      222,609
             Georgia-Pacific Corp.,
     50,000   7.50%, 5/15/06 ............       50,257
             Goodyear Tire & Rubber,
     50,000   8.50%, 3/15/07 ............       52,100
             GTE California, Inc.,
     75,000   5.50%, 1/15/09 ............       70,165
             GTE North, Inc.,
    100,000   5.65%, 11/15/08 ...........       94,691




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             GTE South, Inc.,
 $  200,000   7.25%, 8/1/02 ............. $    205,407
             Hanson Overseas BV,
    300,000   6.75%, 9/15/05 ............      303,278
             Hertz Corp.,
    200,000   7.00%, 7/15/03 ............      204,917
             Heinz (H.J.) Co., 144A,
     25,000   6.625%, 7/15/11 ...........       24,730
             Honeywell International,
     50,000   6.875%, 10/3/05 ...........       51,968
             IBM Corp.,
    100,000   6.50%, 1/15/28 ............       93,956
             ICI Wilmington,
     55,000   6.95%, 9/15/04 ............       56,186
             International Paper Co.,
     50,000   8.00%, 7/8/03 .............       52,307
             John Deere Capital Corp.,
     35,000   6.00%, 2/15/09 ............       33,393
             Kellogg Co.:
    200,000   6.00%, 4/1/06 .............      198,209
     50,000   6.60%, 4/1/11 .............       48,860
             Kinder Morgan, Inc.:
     50,000   6.65%, 3/1/05 .............       50,511
     60,000   6.75%, 3/15/11 ............       59,056
             Kroger Co.:
     50,000   7.80%, 8/15/07 ............       52,953
     50,000   7.50%, 4/1/31 .............       49,295
             Lockheed Martin Corp.,
    240,000   7.25%, 5/15/06 ............      248,337
             Marriott International, Inc.,
     50,000   7.875%, 9/15/09 ...........       51,943
             Masco Corp.,
     25,000   6.00%, 5/3/04 .............       24,953
             McDonalds Corp.,
    300,000   8.875%, 4/1/11 ............      351,159
             Merck & Co., Inc.,
    500,000   6.40%, 3/1/28 .............      478,892
             Motorola, Inc.:
    200,000   7.60%, 1/1/07 .............      191,685
     50,000   7.625%, 11/15/10 ..........       47,360
             Nabisco Inc.,
     75,000   6.375%, 2/1/05 ............       74,372
             Nippon Telegraph & Telephone,
     10,000   6.00%, 3/25/08 ............        9,727
             Norfolk Southern Corp.,
    100,000   6.95%, 5/1/02 .............      101,734
             Nortel Networks Ltd.,
     50,000   6.125%, 2/15/06 ...........       43,147


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             Philip Morris,
 $   50,000   6.375%, 2/1/06 ............ $     49,820
             Phillips Petroleum Co.,
     50,000   8.75%, 5/25/10 ............       56,903
             Potash Corp. Saskatchewan,
    300,000   7.125%, 6/15/07 ...........      302,869
             Proctor & Gamble Co.,
    250,000   5.25%, 9/15/03 ............      251,926
             Qwest Capital Funding, Inc.,
     50,000   7.25%, 2/15/11 ............       49,498
             Raytheon Co.,
    100,000   7.90%, 3/1/03 .............      102,511
             Republic Services, Inc.,
     10,000   7.125%, 5/15/09 ...........        9,906
             Royal KPN NV:
     25,000   7.50%, 10/1/05 ............       24,606
     50,000   8.375%, 10/1/30 ...........       45,992
             Safeway, Inc.:
     30,000   6.05%, 11/15/03 ...........       30,367
     90,000   6.50%, 11/15/08 ...........       88,982
     80,000   6.50%, 3/1/11 .............       77,990
             SBC Communications, Inc.,
     50,000   6.25%, 3/15/11 ............       48,431
             Sears, Roebuck & Co.,
    300,000   8.30%, 10/26/04 ...........      318,452
             Sonat, Inc.,
     50,000   7.625%, 7/15/11 ...........       50,724
             Sony Corp.,
    100,000   6.125%, 3/4/03 ............      101,814
             Southern Natural Gas Co.,
     50,000   7.35%, 2/15/31 ............       48,311
             Southwest Airlines Co.,
    500,000   8.00%, 3/1/05 .............      530,439
             Southwestern Bell,
    200,000   7.625%, 3/1/23 ............      199,178
             Sprint Capital Corp.:
    100,000   6.50%, 11/15/01 ...........      100,777
    120,000   6.875%, 11/15/28 ..........      101,892
             TCI Communication,
    100,000   7.125%, 2/15/28 ...........       92,828
             Texaco Capital, Inc.,
    100,000   8.50%, 2/15/03 ............      106,020
             Time Warner Entertainment,
    100,000   7.25%, 9/1/08 .............      103,002
             Time Warner, Inc.:
     30,000   6.95%, 1/15/28 ............       27,851
    100,000   6.625%, 5/15/29 ...........       89,330
             Tosco Corp.,
     50,000   7.625%, 5/15/06 ...........       52,913




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             Tyco International Group SA:
 $   75,000   6.375%, 2/15/06 ........... $     75,678
     50,000   6.75%, 2/15/11 ............       49,532
             Unilever Capital Corp.:
     50,000   6.875%, 11/1/05 ...........       52,140
     50,000   7.125%, 11/1/10 ...........       52,015
             Union Pacific Corp.:
     80,000   6.40%, 2/1/06 .............       80,157
     16,000   6.79%, 11/9/07 ............       16,121
     50,000   6.65%, 1/15/11 ............       48,951
     60,000   7.50%, 10/15/26 ...........       59,828
             United Technologies Corp.:
     50,000   7.00%, 9/15/06 ............       52,346
     50,000   7.125%, 11/15/10 ..........       52,194
             US West Communications,
    500,000   6.875%, 9/15/33 ...........      425,843
             Verizon Global Funding Corp.:
     50,000   6.75%, 12/1/05 ............       51,310
    150,000   7.25%, 12/1/10 ............      152,253
     50,000   7.75%, 12/1/30 ............       51,426
             Viacom, Inc.:
     30,000   6.875%, 9/1/03 ............       30,826
     30,000   7.75%, 6/1/05 .............       31,873
    200,000   7.70%, 7/30/10 ............      210,906
             Vodafone Group PLC:
     50,000   7.625%, 2/15/05 ...........       52,529
     50,000   7.75%, 2/15/10 ............       52,532
             Wal Mart Stores, Inc.:
    300,000   6.50%, 6/1/03 .............      309,764
     90,000   6.875%, 8/10/09 ...........       93,380
             Walt Disney Co.,
    100,000   6.75%, 3/30/06 ............      103,470
             Williams Cos., Inc.:
     50,000   6.50%, 8/1/06 .............       49,261
    100,000   6.50%, 12/1/08 ............       95,929
             WorldCom, Inc.:
     75,000   6.50%, 5/15/04 ............       75,139
    150,000   6.40%, 8/15/05 ............      147,143
    150,000   7.50%, 5/15/11 ............      146,048
    150,000   8.25%, 5/15/31 ............      147,129
                                          ------------
                                            15,412,043
                                          ------------
             UTILITY--2.59%
             American Electric Power,
     45,000   6.125%, 5/15/06 ...........       44,418
             Arizona Public Service,
    100,000   7.625%, 8/1/05 ............      103,622
             Baltimore Gas & Electric Co.,
    300,000   8.375%, 8/15/01 ...........      301,393


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             Burlington Resources, Inc.,
 $   50,000   7.375%, 3/1/29 ............ $     49,915
             Columbia Energy Group,
     25,000   7.62%, 11/28/25 ...........       23,464
             Conoco, Inc.,
    140,000   6.35%, 4/15/09 ............      138,571
             Consolidated Edison, Inc.,
    100,000   6.45%, 12/1/07 ............       97,486
             Consolidated Natural Gas Co.,
    200,000   6.625%, 12/1/08 ...........      196,614
             Dominion Resources, Inc.:
    100,000   6.00%, 1/31/03 ............      101,132
     75,000   7.625%, 7/15/05 ...........       78,432
     90,000   8.125%, 6/15/10 ...........       96,929
             Dominion Virginia Power,
     25,000   5.75%, 3/31/06 ............       24,599
             DTE Energy Company,
     40,000   6.45%, 6/1/06 .............       40,150
             Duke Energy Field Services,
    100,000   7.50%, 8/16/05 ............      103,785
             El Paso Energy Corp.,
     75,000   6.75%, 5/15/09 ............       72,130
             Exelon Corp.,
     50,000   6.75%, 5/1/11 .............       49,219
             KeySpan Corp.:
     50,000   6.15%, 6/1/06 .............       50,213
     50,000   8.00%, 11/15/30 ...........       53,690
             National Rural Utilities Cooperative
              Finance Corp.,
    100,000   5.75%, 11/1/08 ............       95,590
             Niagara Mohawk Power Corp.:
     85,000   7.75%, 5/15/06 ............       88,977
     50,000   7.75%, 10/1/08 ............       50,961
             Potomac Electric Power,
    100,000   6.25%, 10/15/07 ...........      101,205
             PP&L Capital Funding, Inc.,
     25,000   8.375%, 6/15/07 ...........       26,249
             Progress Energy, Inc.:
     50,000   6.75%, 3/1/06 .............       50,819
     90,000   7.10%, 3/1/11 .............       91,149
             Public Service Co. of Colorado,
    100,000   6.00%, 4/15/03 ............      101,250
             South Carolina Electric & Gas,
     70,000   7.50%, 6/15/05 ............       73,479
             TXU Corp.,
    100,000   6.375%, 6/15/06 ...........       98,803
             Virginia Electric and Power Co.,
    100,000   7.625%, 7/1/07 ............      105,715




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             Wisconsin Electric Power Co.,
 $  500,000   7.25%, 8/1/04 ............. $    522,390
             Wisconsin Energy Corp.,
     50,000   6.50%, 4/1/11 .............       49,112
                                          ------------
                                             3,081,461
                                          ------------
TOTAL CORPORATE DEBT NON-CONVERTIBLE
   (Cost $29,663,479) ...................   29,695,600
                                          ------------

             ASSET-BACKED SECURITIES--1.59%
             American Express Credit Account
              Master Trust,
     50,000   5.95%, 12/15/06 ...........       50,959
             Chase Credit Card Master
              Trust,
    100,000   6.66%, 1/15/07 ............      103,718
             Chemical Master Credit Card
              Trust I,
    200,000   7.09%, 2/15/09 ............      210,592
             Citibank Credit Card Master
              Trust I,
    250,000   6.65%, 11/15/06 ...........      259,151
             Detroit Edison Securitization
              Funding LLC,
    100,000   5.875%, 3/1/10 ............       99,105
             First Union National Bank
              Commercial
              Mortgage,
    142,506   7.184%, 9/15/08 ...........      147,974
             Fleet Credit Card Master
              Trust II,
     40,000   6.90%, 4/16/07 ............       41,764
             MBNA Master Credit Card Trust:
    100,000   6.40%, 1/18/05 ............      102,265
    150,000   6.60%, 4/16/07 ............      155,347
     50,000   5.90%, 8/15/11 ............       49,033
    200,000   7.00%, 2/15/12 ............      209,170
             Peco Energy Transition Trust:
     50,000   6.05%, 3/1/09 .............       50,172
     50,000   6.13%, 3/1/09 .............       49,673
             Prime Credit Card Master Trust,
    100,000   6.70%, 10/15/09 ...........      103,055
             West Penn Funding LLC
              Transition Bonds,
    250,000   6.98%, 12/26/08 ...........      261,628
                                          ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,836,136) ....................    1,893,606
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             FOREIGN DEBT--6.85%
             FINANCE--3.33%
             Abbey National, PLC,
 $   50,000   6.69%, 10/17/05 ........... $     51,182
             ABN Amro Bank,
    540,000   7.125%, 6/18/07 ...........      564,256
             Asian Development Bank,
    100,000   6.50%, 10/21/02 ...........      102,600
             AXA,
     50,000   8.60%, 12/15/30 ...........       54,927
             Barclays Bank PLC,
     60,000   7.40%, 12/15/09 ...........       62,851
             BSCH Issuance Ltd.,
     50,000   7.625%, 9/14/10 ...........       51,494
             British Transco Finance,
    100,000   6.625%, 6/1/18 ............       90,806
             Deutsche Ausgleichsbank,
     25,000   6.50%, 9/15/04 ............       25,878
             Deutsche Telekom International
              Finance:
    200,000   7.75%, 6/15/05 ............      209,085
    150,000   8.00%, 6/15/10 ............      154,959
             Dresdner Bank--New York,
     40,000   6.625%, 9/15/05 ...........       40,859
             HSBC Holding PLC,
    150,000   7.50%, 7/15/09 ............      156,767
             Inter-American Development Bank:
     50,000   6.125%, 10/4/02 ...........       51,150
    100,000   7.00%, 6/16/03 ............      104,284
    100,000   6.50%, 10/20/04 ...........      103,871
    300,000   6.625%, 3/7/07 ............      312,378
  1,500,000   6.375%, 10/22/07 ..........    1,550,358
             KFW International Finance,
     75,000   5.25%, 6/28/06 ............       73,695
             Korea Development Bank,
     75,000   7.125%, 4/22/04 ...........       77,247
             National Westminster Bank,
     50,000   7.375%, 10/1/09 ...........       52,244
             Santander Financial Issuances,
     20,000   7.00%, 4/1/06 .............       20,281
             Toyota Motor Credit,
     30,000   5.50%, 12/15/08 ...........       28,379
             Toyota Motor Credit Corp.,
              MTN,
     25,000   5.65%, 1/15/07 ............       24,923
                                          ------------
                                             3,964,474
                                          ------------




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             FOREIGN GOVERNMENT--2.35%
             Canada:
 $   50,000   6.375%, 11/30/04 .......... $     51,838
    100,000   5.25%, 11/5/08 ............       96,311
             Hydro-Quebec,
    100,000   8.40%, 1/15/22 ............      114,706
             Kingdom of Spain,
     75,000   7.00%, 7/19/05 ............       79,259
             Kingdom of Sweden,
    220,000   12.00%, 2/1/10 ............      303,859
             Malaysia,
     10,000   8.75%, 6/1/09 .............       10,746
             Mexico Government International
              Bond,
     50,000   8.375%, 1/14/11 ...........       50,325
             Province of Manitoba,
    200,000   5.50%, 10/1/08 ............      194,120
             Province of Ontario,
    100,000   7.375%, 1/27/03 ...........      104,037
             Province of Quebec:
    200,000   7.00%, 1/30/07 ............      209,483
     50,000   5.75%, 2/15/09 ............       48,123
    500,000   7.125%, 2/9/24 ............      504,443
             Republic of Chile,
     10,000   6.875%, 4/28/09 ...........        9,960
             Republic of Finland:
     50,000   7.875%, 7/28/04 ...........       53,906
    200,000   5.875%, 2/27/06 ...........      201,030
             Republic of Ireland,
    100,000   7.875%, 12/1/01 ...........      101,525
             Republic of Italy,
    200,000   6.00%, 2/22/11 ............      197,128
             Republic of Korea,
     50,000   8.875%, 4/15/08 ...........       55,500
             United Mexican States:
     25,000   8.50%, 2/1/06 .............       26,188
    100,000   9.875%, 1/15/07 ...........      109,300
     40,000   8.625%, 3/12/08 ...........       41,500
    190,000   9.875%, 2/1/10 ............      207,860
             Westdeutsche Landesbank
               New York,
     40,000   6.05%, 1/15/09 ............       38,604
                                          ------------
                                             2,809,751
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             INDUSTRIAL--1.17%
             Alberta Energy Co. Ltd.,
 $   10,000   7.65%, 9/15/10 ............ $     10,538
             Amoco Canada,
    100,000   7.25%, 12/1/02 ............      103,202
             Apache Finance Canada Corp.,
     25,000   7.75%, 12/15/29 ...........       26,443
             British Telecom PLC:
     50,000   7.625%, 12/15/05 ..........       52,467
     50,000   8.125%, 12/15/10 ..........       53,097
     70,000   8.625%, 12/15/30 ..........       76,339
             Corp. Andina De Fomento,
     10,000   7.75%, 3/1/04 .............       10,430
             DaimlerChrysler NA Holdings:
    150,000   7.20%, 9/1/09 .............      149,768
    150,000   8.00%, 6/15/10 ............      156,619
             France Telecom:
     75,000   7.20%, 3/1/06 .............       77,086
     75,000   7.75%, 3/1/11 .............       76,420
     75,000   8.50%, 3/1/31 .............       78,644
             Gulf Canada Resources,
     25,000   8.375%, 11/15/05 ..........       27,031
             Marconi Corp. PLC,
     50,000   7.75%, 9/15/10 ............       44,998
             Repsol Intl. Finance,
    100,000   7.45%, 7/15/05 ............      104,773
             Telefonica Europe BV:
     40,000   7.35%, 9/15/05 ............       41,608
    125,000   7.75%, 9/15/10 ............      128,505
             TYCO International Group SA,
     70,000   5.875%, 11/1/04 ...........       70,084
             Visteon Corp.,
    100,000   8.25%, 8/1/10 .............      104,796
                                          ------------
                                             1,392,848
                                          -----------
TOTAL FOREIGN DEBT
   (Cost $7,967,323) ....................    8,167,073
                                          ------------

             MEDIUM-TERM NOTES--2.88%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION
  1,000,000   6.625%, 1/15/02 ...........    1,014,726
    250,000   6.25%, 11/15/02 ...........      256,591
    500,000   6.50%, 8/15/04 ............      519,935
    300,000   6.94%, 3/19/07 ............      306,138
    500,000   6.96%, 4/2/07 .............      532,443
    550,000   7.25%, 1/15/10 ............      590,725
     50,000   7.125%, 1/15/30 ...........       53,448
    150,000   7.25%, 5/15/30 ............      162,821
                                          ------------
TOTAL MEDIUM-TERM NOTES
   (Cost $3,342,239) ....................    3,436,827
                                          ------------




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             MORTGAGE BACKED SECURITIES--1.40%
             Bear Stearns Commercial Mortgage
              Securities:
 $  481,153   7.11%, 9/15/09 ............ $    497,452
    150,000   7.78%, 2/15/10 ............      160,090
             Credit Suisse First Boston
              Securities Corp.,
    250,000   6.238%, 11/15/09 ..........      247,457
             First Union Lehman Brothers--
              Bank of America,
    100,000   6.56%, 11/18/08 ...........      100,747
             LB Commercial Conduit
              Mortgage Trust:
    150,000   6.78%, 4/15/09 ............      152,075
    142,482   7.105%, 10/15/32 ..........      147,591
             LB UBS Commercial
              Mortgage Trust,
    100,000   6.653%, 11/15/27 ..........      100,005
             Morgan Stanley Capital I:
    159,542   6.34%, 11/15/07 ...........      162,089
    100,000   7.11%, 7/15/09 ............      103,203
                                          ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $1,628,456) ....................    1,670,709
                                          ------------

             US GOVERNMENT & AGENCY
             OBLIGATIONS--39.77%
             FANNIE MAE--0.81%
    943,444   7.00%, 10/1/15 ............      961,660
                                          ------------
             FANNIE MAE CONVENTIONAL LOAN--8.92%
    207,146   8.00%, 12/1/21 ............      217,188
    194,381   7.50%, 1/1/24 .............      200,180
     76,574   8.50%, 12/1/25 ............       81,482
    248,080   8.00%, 7/1/27 .............      256,616
    398,046   7.50%, 4/1/28 .............      407,708
     51,321   6.50%, 7/1/28 .............       50,711
    738,076   6.50%, 8/1/28 .............      729,294
    843,944   6.00%, 9/1/28 .............      815,389
     44,479   6.50%, 10/1/28 ............       43,950
    823,133   6.50%, 10/1/28 ............      813,339
    914,047   6.00%, 2/1/29 .............      881,626
    903,305   6.50%, 2/1/29 .............      892,557
  1,768,630   6.00%, 7/1/29 .............    1,705,897
    332,803   6.50%, 7/1/29 .............      328,438
  1,782,064   6.50%, 7/1/29 .............    1,758,692
  1,468,579   6.50%, 8/1/29 .............    1,449,319
                                          ------------
                                            10,632,386
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             FEDERAL GOVERNMENT
             LOAN MORTGAGE COMPANY--2.05%
 $  211,897   7.50%, 5/1/24 ............. $    218,143
    726,127   7.00%, 12/1/24 ............      735,601
    322,070   7.00%, 12/1/26 ............      325,509
    190,918   7.50%, 5/1/27 .............      195,966
    111,830   7.00%, 6/1/27 .............      112,792
     53,718   7.50%, 6/1/27 .............       55,040
    101,002   7.50%, 7/1/27 .............      103,488
    677,619   7.50%, 10/1/30 ............      691,744
                                          ------------
                                             2,438,283
                                          ------------
             FEDERAL HOME LOAN BANK--1.05%
    250,000   5.875%, 9/17/01 ...........      251,057
  1,000,000   5.125%, 9/15/03 ...........    1,005,922
                                          ------------
                                             1,256,979
                                          ------------
             FEDERAL HOME LOAN MORTGAGE
             COMPANY--5.48%
    450,000   6.25%, 10/15/02 ...........      461,168
    250,000   6.25%, 7/15/04 ............      257,877
  2,000,000   6.875%, 1/15/05 ...........    2,101,954
  1,400,000   6.625%, 9/15/09 ...........    1,450,011
    309,575   5.50%, 11/1/13 ............      302,090
    837,813   6.50%, 12/1/14 ............      844,428
    125,000   6.75%, 9/15/29 ............      127,553
             TBA,
  1,000,000   6.50%, 11/1/23 ............      982,500
                                          ------------
                                             6,527,581
                                          ------------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION--11.89%
    100,000   5.375%, 3/15/02 ...........      101,014
  1,000,000   4.75%, 11/14/03 ...........      998,821
  1,000,000   7.00%, 9/1/06 .............    1,017,500
    500,000   5.25%, 1/15/09 ............      477,358
    953,223   6.00%, 10/1/09 ............      959,115
    236,481   7.00%, 6/1/12 .............      240,913
    109,722   7.00%, 7/1/12 .............      112,171
  4,000,000   7.00%, 9/1/21 .............    4,007,500
             TBA:
  2,000,000   6.50%, 11/1/07 ............    2,004,376
  1,000,000   6.00%, 4/1/08 .............      982,500
  2,000,000   7.50%, 9/1/21 .............    2,035,000
  1,000,000   8.00%, 9/1/21 .............    1,032,812
    200,000   8.50%, 7/1/25 .............      210,375
                                          ------------
                                            14,179,455
                                          ------------




  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION--8.29%
 $2,000,000   7.00%, 9/1/21 ............. $  2,012,500
    498,110   8.00%, 7/15/22 ............      522,521
    162,790   9.00%, 1/15/23 ............      175,306
    974,198   6.50%, 11/15/23 ...........      971,382
    915,314   6.00%, 2/15/29 ............      886,741
    151,316   7.50%, 8/15/29 ............      155,388
    889,668   6.00%, 9/15/29 ............      861,895
    148,327   7.50%, 10/15/29 ...........      152,318
    513,471   7.50%, 11/15/29 ...........      527,289
    538,537   8.50%, 11/15/29 ...........      563,263
             TBA:
  1,000,000   8.00%, 8/1/21 .............    1,036,250
  1,000,000   7.50%, 9/1/21 .............    1,025,000
  1,000,000   6.50%, 6/25/23 ............      989,062
                                          ------------
                                             9,878,915
                                          ------------
             OTHER--1.28%
             Federal Farm Credit Bank,
  1,000,000   5.58%, 9/11/03 ............    1,017,248
             Tennessee Valley Authority,
    500,000   7.25%, 7/15/43 ............      507,484
                                          ------------
                                             1,524,732
                                          ------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $46,744,103) ...................   47,399,991
                                          ------------

             US TREASURY SECURITIES--21.49%
             US TREASURY BONDS--9.24%
    750,000   11.25%, 2/15/15 ...........    1,135,723
    350,000   9.25%, 2/15/16 ............      467,178
    800,000   8.875%, 8/15/17 ...........    1,049,187
    500,000   9.125%, 5/15/18 ...........      672,883
    300,000   8.75%, 5/15/20 ............      396,436
  1,000,000   7.875%, 2/15/21 ...........    1,226,069
    600,000   8.00%, 11/15/21 ...........      747,235
  1,015,000   7.25%, 8/15/22 ............    1,176,878
    165,000   7.625%, 11/15/22 ..........      198,857
    800,000   7.50%, 11/15/24 ...........      960,459
  1,845,000   6.875%, 8/15/25 ...........    2,071,972
    400,000   6.50%, 11/15/26 ...........      431,136
    450,000   6.375%, 8/15/27 ...........      478,295
                                          ------------
                                            11,012,308
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
------------------------------------------------------
             US TREASURY NOTES--12.25%
 $4,000,000   5.50%, 5/31/03 ............ $  4,087,584
  3,100,000   5.75%, 8/15/03 ............    3,186,549
  5,700,000   5.75%, 11/15/05 ...........    5,869,928
    320,000   5.00%, 2/15/11 ............      310,500
    300,000   9.875%, 11/15/15 ..........      418,082
    700,000   6.25%, 8/15/23 ............      728,561
                                          ------------
                                            14,601,204
                                          ------------
TOTAL US TREASURY SECURITIES
   (Cost $25,309,902) ...................   25,613,512
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $116,491,638) ..................  117,877,318
                                          ------------


     SHARES  SECURITY                            VALUE
------------------------------------------------------
             INVESTMENTS IN AFFILIATED
             INVESTMENT COMPANIES
             SHORT-TERM INSTRUMENTS--17.49%
 20,847,975  Cash Management Fund
              Institutional ............. $ 20,847,975
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $20,847,975) ...................   20,847,975
                                          ------------
TOTAL INVESTMENTS
   (Cost $137,339,613) ......... 116.39%  $138,725,293

LIABILITIES IN EXCESS OF
   OTHER ASSETS ................ (16.39)   (19,537,855)
                                 ------   ------------
NET ASSETS ..................... 100.00%  $119,187,438
                                 ======   ============

--------------------------------------------------------------------------------
Abbreviations
TBA  -- To Be Announced
MTN  -- Medium Term Note
144A -- Security exempt from registration under 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. 144A securities comprise 0.02% of the Portfolio's net assets.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                                JUNE 30, 2001
---------------------------------------------------------------------------------------------
ASSETS
   Investment in unaffiliated issuers, at value (cost $116,491,638) ..........   $117,877,318
   Investments in affiliated investment companies, at value (cost $20,847,975)     20,847,975
                                                                                 ------------
Total investments, at value ..................................................    138,725,293
   Receivable for securities sold ............................................     10,134,171
   Dividend and interest receivable ..........................................      1,607,663
   Prepaid expenses and other ................................................             23
                                                                                 ------------
   Total assets ..............................................................    150,467,150
                                                                                 ------------
LIABILITIES
   Payable for securities purchased ..........................................     31,241,411
   Accrued expenses and other ................................................         34,263
   Due to advisor ............................................................          4,038
                                                                                 ------------
   Total liabilities .........................................................     31,279,712
                                                                                 ------------
NET ASSETS ...................................................................   $119,187,438
                                                                                 ============
COMPOSITION OF NET ASSETS
   Paid-in capital ...........................................................   $117,801,758
   Net unrealized appreciation on investments ................................      1,385,680
                                                                                 ------------
NET ASSETS ...................................................................   $119,187,438
                                                                                 ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                          FOR THE SIX MONTHS ENDED
                                                                     JUNE 30, 2001
----------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from affiliated investment companies ..................   $   507,011
   Interest ........................................................     3,277,353
                                                                       -----------
Total investment income ............................................     3,784,364
                                                                       -----------
EXPENSES
   Advisory fees ...................................................        92,977
   Administration and services fees ................................        30,992
   Professional fees ...............................................        26,633
   Trustees fees ...................................................         5,092
   Miscellaneous ...................................................        14,747
                                                                       -----------
Total expenses .....................................................       170,441
Less: fee waivers and/or expense reimbursements ....................      (108,457)
                                                                       -----------
Net expenses .......................................................        61,984
                                                                       -----------
NET INVESTMENT INCOME ..............................................     3,722,380
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from investment transactions ..................       533,068
   Net change in unrealized appreciation/depreciation on investments       (38,596)
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................       494,472
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 4,216,852
                                                                       ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE SIX MONTHS   FOR THE YEAR ENDED
                                                                 ENDED JUNE 30,         DECEMBER 31,
                                                                         2001 1                 2000
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ......................................   $   3,722,380        $   7,656,587
   Net realized gain from investment transactions .............         533,068            1,393,481
   Net change in unrealized appreciation/depreciation
     on investments ...........................................         (38,596)           4,702,529
                                                                  -------------        -------------
Net increase in net assets from operations ....................       4,216,852           13,752,597
                                                                  -------------        -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .............................      17,227,456           65,087,070
   Value of capital withdrawn .................................     (32,069,010)         (59,096,348)
                                                                  -------------        -------------
Net increase (decrease) in net assets from capital transactions
   in shares of beneficial interest ...........................     (14,841,554)           5,990,722
                                                                  -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................     (10,624,702)          19,743,319
NET ASSETS
   Beginning of period ........................................     129,812,140          110,068,821
                                                                  -------------        -------------
   End of period ..............................................   $ 119,187,438        $ 129,812,140
                                                                  =============        =============

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                      FOR THE PERIOD
                                             FOR THE SIX                                             JUNE 30, 1997 2
                                            MONTHS ENDED                             FOR THE YEARS           THROUGH
                                                JUNE 30,                        ENDED DECEMBER 31,      DECEMBER 31,
                                                  2001 1          2000          1999          1998              1997
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ........................... $119,187      $129,812      $110,069       $64,195           $30,858
   Ratios to average net assets:
     Net investment income ....................     6.04% 3       6.34%         5.82%         6.02%             6.31% 3
     Expenses after waivers
        and/or reimbursements .................     0.10% 3       0.10%         0.10%         0.10%             0.10% 3
     Expenses before waivers
        and/or reimbursements .................     0.28% 3       0.28%         0.22%         0.29%             0.28% 3
   Portfolio turnover rate ....................      124%          221%          224%           82%               79%

--------------------------------------------------------------------------------
1    Unaudited.
2    Commencement of operations.
3    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The US Bond Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on July 1, 1996 as an unincorporated trust under the laws of New York and began operations on June 10, 1997.

B. VALUATION OF SECURITIES
The Portfolio's investments are valued each business day by independent pricing services approved by the Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates fair market value. Securities for which quotations are not readily available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Management expects that there will be no impact of the adoption of these principles to the Fund's financial statements.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into TBA (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.


--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company. Effective May 1, 2001, Cash Management is being managed by DeAM, Inc. Prior to May 1, 2001,Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2001.


NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $148,900,381 and $157,168,596, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $137,339,613. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $2,124,815 and the aggregate gross unrealized depreciation for all investments was $739,135.


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


US Bond Index Fund--Premier Class                               CUSIP #05576L700
                                                                1711SA (08/01)

Distributed by:
ICC Distributors, Inc.